Income Taxes, Changes in Deferred Income Tax Assets and Liabilities Classified as Follows (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Classified as follows [Abstract]
Deferred income tax assets	$ 4,714	$ 6,555	$ 8,240
Deferred income tax liabilities	(5,910)	(3,116)	(2,857)
Deferred income tax assets net	$ (1,196)	$ 3,439	$ 5,383